Organization and Principal Activities - Details of Principal Subsidiaries and VIE (Details)	12 Months Ended
Dec. 31, 2024
Principal Activities And Reorganization [Line Items]
Date of incorporation	Sep. 06, 2016
Yatsen (HK) Limited | Hong Kong
Principal Activities And Reorganization [Line Items]
Date of incorporation	Jun. 04, 2019
Principal subsidiaries, Percentage of beneficial ownership	100.00%
Principal subsidiaries, Principal activities	Cosmetics Sales
Guangzhou Yatsen | PRC
Principal Activities And Reorganization [Line Items]
Date of incorporation	Jul. 29, 2015
Principal subsidiaries, Percentage of beneficial ownership	100.00%
Principal subsidiaries, Principal activities	Cosmetics Sales
Guangzhou Yixun Cosmetics Co., Ltd. | PRC
Principal Activities And Reorganization [Line Items]
Date of incorporation	Oct. 22, 2020
Principal subsidiaries, Percentage of beneficial ownership	100.00%
Principal subsidiaries, Principal activities	Cosmetics Sales
Aoyan Holding Limited | Cayman Islands
Principal Activities And Reorganization [Line Items]
Date of incorporation	Jan. 08, 2020
Principal subsidiaries, Percentage of beneficial ownership	100.00%
Principal subsidiaries, Principal activities	Cosmetics Sales
Aoyan HK Limited | Hong Kong
Principal Activities And Reorganization [Line Items]
Date of incorporation	Feb. 17, 2020
Principal subsidiaries, Percentage of beneficial ownership	100.00%
Principal subsidiaries, Principal activities	Cosmetics Sales
Aoyan (Shanghai) Cosmetics Trading Co., Ltd. | PRC
Principal Activities And Reorganization [Line Items]
Date of incorporation	Jun. 04, 2019
Principal subsidiaries, Percentage of beneficial ownership	100.00%
Principal subsidiaries, Principal activities	Cosmetics Sales
Yatsen Global Holding Limited | British Virgin Islands
Principal Activities And Reorganization [Line Items]
Date of incorporation	Mar. 13, 2020
Principal subsidiaries, Percentage of beneficial ownership	100.00%
Principal subsidiaries, Principal activities	Cosmetics Sales
Yatsen Global Pte. Ltd. | Singapore
Principal Activities And Reorganization [Line Items]
Date of incorporation	Mar. 28, 2020
Principal subsidiaries, Percentage of beneficial ownership	100.00%
Principal subsidiaries, Principal activities	Cosmetics Sales
Eve Lom Limited | British Virgin Islands
Principal Activities And Reorganization [Line Items]
Date of incorporation	Mar. 02, 2021
Principal subsidiaries, Percentage of beneficial ownership	100.00%
Principal subsidiaries, Principal activities	Cosmetics Sales
YALENIC GLOBAL HOLDING PTE. LTD. | Singapore
Principal Activities And Reorganization [Line Items]
Date of incorporation	Sep. 05, 2020
Principal subsidiaries, Percentage of beneficial ownership	90.00%
Principal subsidiaries, Principal activities	Cosmetics Sales
Galenic (Shanghai) Trading Co., Ltd. | PRC
Principal Activities And Reorganization [Line Items]
Date of incorporation	Jan. 18, 2021
Principal subsidiaries, Percentage of beneficial ownership	90.00%
Principal subsidiaries, Principal activities	Cosmetics Sales
Galenic (Shanghai) E-commerce Co., Ltd. | PRC
Principal Activities And Reorganization [Line Items]
Date of incorporation	Jan. 28, 2021
Principal subsidiaries, Percentage of beneficial ownership	90.00%
Principal subsidiaries, Principal activities	Cosmetics Sales
Skintech Global Holding Limited | British Virgin Islands
Principal Activities And Reorganization [Line Items]
Date of incorporation	Oct. 02, 2020
Principal subsidiaries, Percentage of beneficial ownership	90.00%
Principal subsidiaries, Principal activities	Cosmetics Sales
Dskin (HK) Limited | Hong Kong
Principal Activities And Reorganization [Line Items]
Date of incorporation	Nov. 16, 2020
Principal subsidiaries, Percentage of beneficial ownership	90.00%
Principal subsidiaries, Principal activities	Cosmetics Sales
Guangzhou Duoxin E-commerce Co., Ltd. | PRC
Principal Activities And Reorganization [Line Items]
Date of incorporation	Dec. 24, 2020
Principal subsidiaries, Percentage of beneficial ownership	90.00%
Principal subsidiaries, Principal activities	Cosmetics Sales
Shanghai DR.WU Skincare Co., Ltd. | PRC
Principal Activities And Reorganization [Line Items]
Date of incorporation	Apr. 11, 2023
Principal subsidiaries, Percentage of beneficial ownership	90.00%
Principal subsidiaries, Principal activities	Cosmetics Sales
Huizhi weimei (Guangzhou) Trading Co., Ltd.(“HZ VIE”) | PRC
Principal Activities And Reorganization [Line Items]
Date of incorporation	Feb. 22, 2019
Principal subsidiaries, Percentage of beneficial ownership	100.00%
Principal subsidiaries, Principal activities	Cosmetics Sales